Employee Benefits - Summary of Various Categories of Plan Assets (Details) - Provident Fund	Mar. 31, 2026	Mar. 31, 2025
Central and State Government Bonds
Disclosure Of Defined Benefit Plans [Line Items]
Asset allocation for plan assets	63.00%	60.00%
Public Sector Undertakings and Private Sector Bonds
Disclosure Of Defined Benefit Plans [Line Items]
Asset allocation for plan assets	26.00%	28.00%
Cash and Cash Equivalents
Disclosure Of Defined Benefit Plans [Line Items]
Asset allocation for plan assets	3.00%	4.00%
Others
Disclosure Of Defined Benefit Plans [Line Items]
Asset allocation for plan assets	8.00%	8.00%